Trade Notes and Accounts Payable	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Trade Notes and Accounts Payable
24.	TRADE NOTES AND ACCOUNTS PAYABLE

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$19,396	$20,465

Trade notes and accounts payable were attributable to operating activities and the trading conditions were agreed separately.